Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of August 2012

Collection Period Start	1-Aug-12	Distribution Date	17-Sep-12
Collection Period End	31-Aug-12	30/360 Days	30
Beg. of Interest Period	15-Aug-12	Actual/360 Days	33
End of Interest Period	17-Sep-12

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,054,216,867.47	776,608,848.41	742,731,101.30	0.7045335
Total Securities		1,054,216,867.47	776,608,848.41	742,731,101.30	0.7045335
Class A-1 Notes	0.227950%	128,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.700000%	100,000,000.00	57,254,851.70	47,575,495.38	0.4757550
Class A-2b Notes	0.419500%	250,000,000.00	143,137,129.24	118,938,738.45	0.4757550
Class A-3 Notes	1.040000%	339,000,000.00	339,000,000.00	339,000,000.00	1.0000000
Class A-4 Notes	1.240000%	58,000,000.00	58,000,000.00	58,000,000.00	1.0000000
Certificates	0.000000%	179,216,867.47	179,216,867.47	179,216,867.47	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	9,679,356.32	33,398.66	96.7935632	0.3339866
Class A-2b Notes	24,198,390.79	55,042.19	96.7935632	0.2201688
Class A-3 Notes	0.00	293,800.00	0.0000000	0.8666667
Class A-4 Notes	0.00	59,933.33	0.0000000	1.0333333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	33,877,747.11	442,174.18

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				10,884,614.40
Monthly Interest				4,190,456.45
Total Monthly Payments				15,075,070.85

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				292,889.05
Aggregate Sales Proceeds Advance				6,285,593.79
Total Advances				6,578,482.84

Vehicle Disposition Proceeds:
Reallocation Payments				12,366,774.68
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				9,933,196.17
Excess Wear and Tear and Excess Mileage				47,219.65
Remaining Payoffs				0.00
Net Insurance Proceeds				350,693.54
Residual Value Surplus				272,023.32
Total Collections				44,623,461.05

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	11,971,854.68			733
Involuntary Repossession	192,186.00			10
Voluntary Repossession	174,088.00			10
Full Termination	-			-
Bankruptcy	28,646.00			2
Insurance Payoff		347,474.88		18
Customer Payoff			93,794.95	5
Grounding Dealer Payoff			5,616,556.58	253
Dealer Purchase			2,981,001.50	142
Total	12,366,774.68	347,474.88	8,691,353.03	1,173

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of August 2012

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	39,367	855,321,504.47	7.00000%	776,608,848.41
Total Depreciation Received		(11,130,115.67)		(10,065,432.88)
Principal Amount of Gross Losses	(55)	(1,156,549.87)		(1,055,221.69)
Repurchase / Reallocation	-	-		-
Early Terminations	(664)	(11,806,856.83)		(10,692,537.18)
Scheduled Terminations	(632)	(13,156,365.58)		(12,064,555.36)
Pool Balance - End of Period	38,016	818,071,616.52		742,731,101.30

Remaining Pool Balance
Lease Payment				182,464,649.43
Residual Value				560,266,451.87
Total				742,731,101.30

III. DISTRIBUTIONS

Total Collections					44,623,461.05
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					44,623,461.05

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					365,269.28
3. Reimbursement of Sales Proceeds Advance					3,615,769.29
4. Servicing Fee:
Servicing Fee Due					647,174.04
Servicing Fee Paid					647,174.04
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					4,628,212.61

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					33,398.66

Class A-2 Notes Monthly Interest Paid					33,398.66
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					55,042.19

Class A-2 Notes Monthly Interest Paid					55,042.19
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					293,800.00

Class A-3 Notes Monthly Interest Paid					293,800.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of August 2012

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	59,933.33

Class A-4 Notes Monthly Interest Paid	59,933.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	442,174.18
Total Note and Certificate Monthly Interest Paid	442,174.18
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	39,553,074.26

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	33,877,747.11

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	33,877,747.11
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,675,327.15

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of August 2012

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,271,084.34
Required Reserve Account Amount		15,813,253.01
Beginning Reserve Account Balance		15,813,253.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		15,813,253.01
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,675,327.15
Gross Reserve Account Balance		21,488,580.16
Remaining Available Collections Released to Seller		5,675,327.15
Total Ending Reserve Account Balance		15,813,253.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		13.65
Monthly Prepayment Speed		126%
Lifetime Prepayment Speed		85%

	$	units
Recoveries of Defaulted and Casualty Receivables	775,533.54
Securitization Value of Defaulted Receivables and Casualty Receivables	1,055,221.69	55
Aggregate Defaulted and Casualty Gain (Loss)	(279,688.15)
Pool Balance at Beginning of Collection Period	776,608,848.41
Net Loss Ratio	-0.0360%

Cumulative Net Losses for all Periods	0.0739%	779,570.96

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,826,761.97	143
61-90 Days Delinquent	1,204,939.17	62
91-120+ Days Delinquent	185,571.53	8
Total Delinquent Receivables:	4,217,272.67	213
60+ Days Delinquencies as Percentage of Receivables	0.18%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	11,971,854.68	730
Securitization Value	12,383,171.70
Aggregate Residual Gain (Loss)	(411,317.02)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	39,768,102.19	2,235
Cumulative Securitization Value	41,824,309.78
Cumulative Residual Gain (Loss)	(2,056,207.59)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		4,484,393.69
Reimbursement of Outstanding Advance		3,615,769.29
Additional Advances for current period		6,285,593.79
Ending Balance of Residual Advance		7,154,218.19

Beginning Balance of Payment Advance		766,399.53
Reimbursement of Outstanding Payment Advance		365,269.28
Additional Payment Advances for current period		292,889.05
Ending Balance of Payment Advance		694,019.30

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of August 2012

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No